Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	May. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net earnings attributable to Lennar	$ 245,323	$ 177,757	$ 137,719	$ 78,117	$ 164,084	$ 120,662	$ 137,436	$ 57,492	$ 638,916	$ 479,674	$ 679,124
Participating securities, distributed and undistributed earnings (loss), basic									414	458	531
Undistributed earnings (loss) allocated to participating securities, basic									7,379	6,356	10,397
Numerator for basic earnings per share									631,123	472,860	668,196
Plus: interest on 3.25% convertible senior notes due 2021 and 2.00% convertible senior notes due 2020 (1)									7,928	11,302	11,330
Plus: undistributed earnings allocated to convertible shares									7,379	6,356	10,397
Less: undistributed earnings reallocated to convertible shares									6,632	5,506	9,050
Numerator for diluted earnings per share									$ 639,798	$ 485,012	$ 680,873
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)									202,209,000	190,473,000	186,662,000
Shared based payments (in shares)									8,000	254,000	984,000
Convertible senior notes (in shares)									26,023,000	35,193,000	31,049,000
Denominator for diluted earnings (loss) per share - weighted average common shares outstanding (in shares)									228,240,000	225,920,000	218,695,000
Basic earnings (loss) per share (in usd per share)	$ 1.20	$ 0.87	$ 0.67	$ 0.38	$ 0.84	$ 0.62	$ 0.71	$ 0.30	$ 3.12	$ 2.48	$ 3.58
Diluted earnings (loss) per share (in usd per share)	$ 1.07	$ 0.78	$ 0.61	$ 0.35	$ 0.73	$ 0.54	$ 0.61	$ 0.26	$ 2.80	$ 2.15	$ 3.11
Options to purchase outstanding and anti-dilutive shares (in shares)									0	0	0
3.25% Convertible Senior Notes Due 2021 [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Interest rate	3.25%								3.25%		3.25%	3.25%
2.00% Convertible Senior Notes Due 2020 [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Interest rate													2.00%